Summary of Significant Accounting Policies - Schedule of Exchange Rates Applied for Foreign Currency (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates	6.5342	6.937
Average exchange rate for each year	6.7518	6.6423	6.2264